Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended
	Nov. 30, 2022	Nov. 24, 2022	Sep. 30, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Restricted cash and short-term deposits			$ 130,949	$ 106,073
Subsequent event
Subsequent Event [Line Items]
Treasury stock repurchased (in shares)		81,639
Treasury stock acquired value		$ 1,900
Treasury stock acquired, average cost (in USD per share)		$ 23.47
Subsequent event | Discontinued operations, disposed of by sale | Hygo energy transition Ltd | Performance guarantee
Subsequent Event [Line Items]
Restricted cash and short-term deposits	$ 1,500
Subsequent event | NFE Holdings
Subsequent Event [Line Items]
Number of shares issued (in shares)	6,300,000
Proceeds for shares issued	$ 332,400
Sale of stock, percentage of ownership after transaction	2.90%
Sale of stock, shares outstanding (in shares)	6,100,000
Subsequent event | CoolCo
Subsequent Event [Line Items]
Number of shares issued (in shares)	8,000,000
Proceeds for shares issued	$ 97,900
Sale of stock, percentage of ownership after transaction	8.30%
Sale of stock, shares outstanding (in shares)	4,500,000